100 Huntington Avenue Tower 2, Floor 3 Mail Stop CPH0326 Boston, MA 02116

February 23, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Highland Funds II (the “Registrant”)

File No. 033-51308

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Highland Small-Cap Equity Fund, a series of the Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing submitted via EDGAR on February 12, 2016 (Accession No.: 0001193125-16-462325).

If you have any questions, please contact me at (617) 662-7193.

/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
Vice President

cc:	D. Norris